Investment Objectives and Goals	Dec. 31, 2025
Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Trendwise Bitcoin and Treasuries Rotation Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Trendwise BTC/ETH and Treasuries Rotation Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Trendwise Ethereum and Treasuries Rotation Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to provide investors with capital appreciation. There can be no assurance that the Fund will achieve its investment objective.
Bitwise Web3 ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Web3 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Web3 Equities Index (the “Index”).
Bitwise COIN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise COIN Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of common shares of Coinbase Global, Inc. (Nasdaq: COIN) (“COIN”), subject to a limit on potential investment gains.
Bitwise CRCL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise CRCL Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of Class A common stock of Circle Internet Group, Inc. (NYSE: CRCL) (“CRCL”), subject to a limit on potential investment gains.
Bitwise Ethereum Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Ethereum Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded products that provide exposure to ether, subject to a limit on potential investment gains.
Bitwise GME Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise GME Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of common shares of GameStop Corp. (NYSE: GME) (“GME”), subject to a limit on potential investment gains.
Bitwise MARA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise MARA Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of common shares of MARA Holdings, Inc. (Nasdaq: MARA) (“MARA”), subject to a limit on potential investment gains.
Bitwise MSTR Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise MSTR Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of common shares of Strategy Inc (Nasdaq: MSTR) (“MSTR”), subject to a limit on potential investment gains.
Bitwise Bitcoin Standard Corporations ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Bitcoin Standard Corporations ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that, before fees and expenses, correspond generally to the performance of the Bitwise Bitcoin Standard Corporations Index (the “Index”).
Bitwise Crypto Industry Innovators ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Crypto Industry Innovators ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks investment results that, before fees and expenses, correspond generally to the total return performance of the Bitwise Crypto Innovators 30 Index (the “Index”).
Bitwise Bitcoin Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise Bitcoin Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of one or more exchange-traded products that hold bitcoin, subject to a limit on potential investment gains.
Bitwise BITQ Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	Bitwise BITQ Option Income Strategy ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide exposure to the price return of the Bitwise Crypto Industry Innovators ETF (NYSE Arca: BITQ) (“BITQ”), subject to a limit on potential investment gains.